Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

a.	Compliance with all Nasdaq Listing Requirements

On August 29, 2024, the Company announced that it received formal notification from the Listing Qualification Department of the Nasdaq Stock Market that the Company had regained compliance with Nasdaq Listing Rule 5550(b)(1) that requires listed companies to maintain stockholders’ equity of at least $2.5 million and that it was now back in full compliance with all applicable listing requirements.

b.	Amendment to Financing Contract with the European Investment Bank

On August 21, 2024, the Company announced the closing of an amendment to its financing contract (“Amendment”) with the European Investment Bank (the “EIB”) as described below converting the majority of the EIB’s loan into equity in the form of preferred shares (the 2024 Restructuring Transaction”). The Amendment provides for the following amended terms of the finance contract with EIB:

I.	The outstanding principal amount and accrued interest to date (approximately €26 million) has been reduced to a nominal fixed amount (EUR 250,000), which has a maturity of December 31, 2031. No interest will accrue or be due and payable on the new outstanding principal amount.

II.	The Company is no longer required to pay to the EIB (i) royalties based on the Company’s commercial sales exceeding EUR 5 million or (ii) a percentage (10%) of the gross proceeds from the Company’s capital raises.

III.	The Security Agreement between the parties covers the new outstanding principal amount, and the EIB has a first ranking secured lien up to the new principal amount.

In consideration for the above, EIB received 1,000 of the Company’s newly created preferred shares (the “Preferred Shares”), as approved by the Company’s shareholders at a meeting of shareholders held on August 12, 2024. The material terms of the Preferred Shares consist of the following:

a.	The Preferred Shares are convertible (in whole or in part) into an aggregate of 364,000 ADSs representing 19.5% of the fully diluted share capital of the Company as of the signature date, August 12, 2024, with each Preferred Share convertible into 364 ADSs. The number of ADSs that can be acquired upon conversion of the Preferred Shares is also subject to adjustment in the event of any share split, share dividend and similar events involving the ordinary shares.

b.	The Preferred Shares have an aggregate stated fixed redemption amount stated in USD ($34 million, with each Preferred Share carry a redemption value equal to USD $34 thousand).

c.	In the event a Preferred Share is converted into ordinary shares, the right to receive such payment for such Preferred Share will be extinguished.

d.	The Company will pay the holder of the Preferred Shares the stated redemption amount only if the Company elects, in its sole discretion, to make such redemption payment, and provided that such redemption is in compliance with applicable law, or in the event of a formal liquidation of the Company.

e.	Following the payment in full of the redemption amount of a Preferred Share, such share will be considered redeemed and canceled.

f.	In the event that the distributable proceeds are insufficient for the distribution of the redemption amount in full to each holder of Preferred Shares for each of the unredeemed Preferred Shares, the distributable proceeds will be distributed among the holders of Preferred Shares on a pro rata basis in proportion to the number of unredeemed Preferred Shares held by the holders.

g.	The Preferred Shares are entitled to preference in liquidation in the stated redemption value of USD $34 million described above (with each Preferred Share having a preferences in the stated redemption value of described above) (“Preferred Redemption Amount”).

h.	The Preferred Shares have no dividend rights.

i.	The Preferred Shares are detachable from the remaining EUR 250,000 loan and will survive any loan repayment.

j.	The Company has a “right of first of refusal” to buy the Preferred Shares in case the EIB intends to sell, transfer, assign or otherwise dispose of the Preferred Shares (partially or in full).

k.	Unless the Company elects to redeem the Preferred Shares, the Company will not take any of the following actions without obtaining the written consent or affirmative vote of the holders of a majority of the Preferred Shares:

-	The Company incurring additional Indebtedness (as defined in the Company’s Amended Articles of Association).

-	The Company consummating a merger or an acquisition.

-	The Company taking any action or step in relation to delisting the ADSs from trading on the Nasdaq.

-	The Company’s authorizing the creation of any security having rights, preferences or privileges equal to or greater than those of the Preferred Shares, including the issuance of additional Preferred Shares.

Based on the above and according to ASC 470-60 requirements, the Company expect that the following accounting treatment will be applied as of the agreement signing date:

●	The Preferred Shares will be measured at their fair value as of the closing date of the 2024 Amendment. The Company will recognize an increase in its shareholders’ equity for the fair value of the Preferred Shares issued. The carrying amount of the debt will be reduced by the Preferred Shares’ fair value.

●	The debt’s carrying amount will then be reduced to the total amount of the undiscounted future cash flows of the restructured debt (that is, 250,000 EUR). This additional reduction will be recognized as a debt restructuring gain in the Company’s financial statements.

c.	$2 Million Private Equity Commitment Agreement

On August 20, 2024, the Company announced that it had entered into a $2 million Investment Commitment Agreement with RK Stone Miami LLC, an affiliate of Mr. Daniel Stone, the largest shareholder of the Company. Pursuant to the agreement, the Company may issue and sell ADSs to the investor, from time to time through December 31, 2024 (the “Commitment Period”), for an aggregate purchase price of up to $2 million. Each such sale of ADSs may be initiated (at the Company’s discretion) by the Company providing an advance notice to the Investor of the sale of ADSs in a minimum amount of $200,000 and a maximum amount of $500,000, provided the maximum amounts in any month may not exceed $500,000 and the Company may not provide advance notices for an aggregate amount greater than $1.5 million prior to December 1, 2024. The price of the ADSs to be purchased under any advance will be calculated based on the lower of (i) the volume weighted average price (the “VWAP”) of the daily VWAP of the ADSs for  the ten trading days prior to the Company providing the advance notice or (ii) the VWAP of the daily VWAP of the ADSs for the three trading days following the delivery of the advance notice (provided the Company may impose a minimum market price for such three day period, and in the event the market price for such period is less than the minimum market price the Company has the right to rescind the advance notice and not issue the ADSs), in either case subject to a discount of 5%.

Pursuant to the agreement, the Company will pay the Investor a commitment fee, which may be paid in cash or in ADSs at the option of the Company. In the event that during the Commitment Period the Company provides to the investor an advance notice, the amount of the commitment fee will be equal to $100,000, which will be payable by the Company simultaneously with the closing of the first advance. In the event the Company elects to pay such amount in the form of ADSs, the number of the ADSs will be based on the market price determined for such advance. In the event that during the Commitment Period the Company does not provide to the Investor an advance notice, the amount of the commitment fee will be equal to $40,000, which will be payable by the Company promptly following the termination of the Commitment Period. In the event the Company elects to pay such amount in the form of ADSs, the number of the ADSs will be based on the market price determined as of December 31, 2024.